Share-based plan - Additional information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2024 USD ($) shares	May 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		16,189,406	15,005,628
Expense from share-based payment transactions with employees | R$	R$ 546,988	R$ 574,225
Tax provisions and does not include any tax benefits on total share based compensation expense | R$	R$ 64,596	R$ 55,593
Maximum number of shares available for issuance under the share-based plan			5.00%
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		14,600,588	14,426,088
Weighted average fair value at measurement date, other equity instruments granted			$ 27
Restricted Stock Units [Member] | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			11.16
Restricted Stock Units [Member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			$ 51.03
Performance Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		1,588,818	579,540
Weighted average fair value at measurement date, other equity instruments granted			$ 34.56	$ 52.41
Performance Stock Units [Member] | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			31.60
Performance Stock Units [Member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			$ 64.68